Label	Element	Value
BNY Mellon Floating Rate Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	April 21, 2020 BNY Mellon INVESTMENT FUNDS IV, INC. -BNY Mellon floating rate income fund Supplement to Current Summary Prospectus and Prospectus
Risk/Return [Heading]	rr_RiskReturnHeading	BNY Mellon Floating Rate Income Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following information supplements the information contained in "Principal Risks" in the summary prospectus and "Fund Summary – Principal Risks" in the prospectus:

LIBOR rate risk.  Many financial instruments, including those in which the fund may invest, utilize LIBOR as the reference or benchmark rate for variable interest rate calculations.  In July 2017, the United Kingdom's financial regulatory body announced plans to phase out the use of LIBOR by the end of 2021. Various financial industry groups around the world have begun planning the transition to the use of different benchmarks.  In the United States, the Federal Reserve Board and the New York Fed convened the Alternative Reference Rates Committee, comprised of a group of private-market participants, which recommended the Secured Overnight Financing Rate as an alternative reference rate to USD LIBOR.  Neither the effect of the transition process, in the United States or elsewhere, nor its ultimate success, can yet be known.  While some instruments tied to LIBOR may include a replacement rate in the event LIBOR is discontinued, not all instruments have such fallback provisions and the effectiveness of such replacement rates remains uncertain.  The potential cessation of LIBOR could affect the value and liquidity of investments tied to LIBOR, especially those that do not include fallback provisions.